U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

February 23, 2010

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:           Bridges Investment Fund, Inc. (the “Company”)
 File Nos. 002-21600 and 811-01209

Dear Sir or Madam:

We are attaching for filing, on behalf of the Company Post-Effective Amendment No. 59 to the Company’s Registration Statement on Form N-1A (“the Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 45 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 for the purpose of conforming the Company’s Prospectus last filed in Post-Effective Amendment No. 58 to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

Pursuant to Rule 485(a)(1), the Company anticipates that this filing shall become effective April 30, 2010.  At or before the effective date, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions, concerning the foregoing, please contact the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward L. Paz

Edward L. Paz
For US Bancorp Fund Services, LLC